NOTE 20 - Research and development expenses: Schedule of Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Research and development expenses
	For the year ended December 31,
	2024	2023
Wage and salaries	2,512	2,166
Share based compensation	127	13
Professional and legal fees	732	287
Patents	69	79
Materials	223	200
Depreciation and amortization	334	259
Recruitment expenses	-	11
Office maintenance, communication and Travel	775	318
Others	25	36
	4,797	3,369